Goodwill - Summary of goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in goodwill [Line Items]
Goodwill at beginning of period	$ 946	$ 922
Adjustment on currency translation	(67)	24
Goodwill at end of period	879	946
Cost
Disclosure of reconciliation of changes in goodwill [Line Items]
Goodwill at beginning of period	17,341	16,926
Goodwill at end of period	16,987	17,341
Accumulated impairment
Disclosure of reconciliation of changes in goodwill [Line Items]
Goodwill at beginning of period	(16,395)	(16,004)
Goodwill at end of period	$ (16,108)	$ (16,395)